Class K [Member] Expense Example - Class K - BlackRock Mid-Cap Value Fund - Class K Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	399
Expense Example, with Redemption, 10 Years	$ 893